Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Sep. 29, 2017
Supplement [Text Block]	vsfi1_SupplementTextBlock
VOYA SERIES FUND, INC.
Voya Global Multi-Asset Fund
(the “Fund)

Supplement dated April 30, 2018
to the Fund’s Class A, Class C, Class I, Class 0, and Class W
Prospectus, Class R6 Prospectus, and Class T Prospectus
each dated September 29, 2017
(each a “Prospectus” and collectively the “Prospectuses”)

On March 15, 2018, the Fund’s Board of Directors (the “Board”) approved changes with respect to the Fund’s principal investment strategies and portfolio managers.

Effective on or about May 1, 2018, the Fund’s Prospectuses are revised as follows:

1.	The sixth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

The Fund may invest up to 70% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds. The Fund may seek exposures to issuers in any industry or sector, including for example real estate-related securities, including securities of real estate investment trusts, and securities of natural resource/commodity related issuers.

Voya Global Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vsfi1_SupplementTextBlock
VOYA SERIES FUND, INC.
Voya Global Multi-Asset Fund
(the “Fund)

Supplement dated April 30, 2018
to the Fund’s Class A, Class C, Class I, Class 0, and Class W
Prospectus, Class R6 Prospectus, and Class T Prospectus
each dated September 29, 2017
(each a “Prospectus” and collectively the “Prospectuses”)

On March 15, 2018, the Fund’s Board of Directors (the “Board”) approved changes with respect to the Fund’s principal investment strategies and portfolio managers.

Effective on or about May 1, 2018, the Fund’s Prospectuses are revised as follows:

1.	The sixth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

The Fund may invest up to 70% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds. The Fund may seek exposures to issuers in any industry or sector, including for example real estate-related securities, including securities of real estate investment trusts, and securities of natural resource/commodity related issuers.